Other Accounts Receivable and Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Prepaid Expense and Other Assets [Abstract]
Schedule of other accounts receivable and prepaid expenses
	December 31,
	2021	2020

Governmental authorities	$340	$252
Prepaid expenses	1,593	1,135
Others	31	50

	$1,964	$1,437